Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables
Trade and other payables

18.Trade and other payables

As of December 31, 2020 and 2019, the Group’s trade and other payables consisted of the following:

	As of	As of
	December 31,	December 31,
	2019	2020
Payables to merchants	12,116	12,801
Money remittances and e-wallets accounts payable	6,515	5,725
Deposits received from agents	6,246	8,357
Commissions payable	503	465
Accrued personnel expenses and related taxes	883	1,386
Provision for undrawn credit commitments (Note 27)	98	—
Other payables	934	794
Total trade and other payables	27,295	29,528